Document and Entity Information	Aug. 01, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	Allurion Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41767
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001964979
Common Stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALUR
Security Exchange Name	NYSE
Redeemable Warrants, each exercisable for 1.420455 shares of Common Stock for $8.10 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for 1.420455 shares of Common Stock for $8.10 per share
Trading Symbol	ALUR WS
Security Exchange Name	NYSE